Borrowings (Details) - USD ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Non-current		$ 1,018,337	$ 1,128,407
Current		421,266	216,410
Total Borrowings		1,439,603	1,344,817	$ 1,208,344
Bank and financial borrowings
Disclosure of detailed information about borrowings [line items]
Non-current	[1]	258,248	509,086
Current	[1]	354,023	155,251
Total Borrowings	[2]	612,300	664,300
Notes
Disclosure of detailed information about borrowings [line items]
Non-current	[3]	760,089	619,321
Current	[3]	$ 67,243	$ 61,159

[1]	As of December 31, 2021 significant bank and financial borrowings include the following:
[2]	A - Secured/guaranteed
[3]	Notes include the following as of December 31, 2021: